CHASE HOME LENDING MORTGAGE TRUST 2026-AGY2 ABS-15G

Exhibit 99.2 - Schedule 4

Data Compare Summary (Total)
Run Date - 8/18/2026 8:34:16 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	0	319	0.00%	319
Amortization Type	0	319	0.00%	319
Appraisal Effective Date	2	262	0.76%	319
Appraised Value	5	318	1.57%	319
Balloon Flag	0	319	0.00%	319
Borrower Qualifying FICO	0	319	0.00%	319
City	1	319	0.31%	319
Coborrower Qualifying FICO	0	199	0.00%	319
Contract Sales Price	6	319	1.88%	319
Initial Rate Lock Date	38	319	11.91%	319
Interest Only	0	319	0.00%	319
Investor: Qualifying Total Debt Ratio	5	319	1.57%	319
Lien Position	0	319	0.00%	319
Note Date	2	319	0.63%	319
Occupancy	0	319	0.00%	319
Original CLTV	2	319	0.63%	319
Original Interest Rate	1	319	0.31%	319
Original Loan Amount	0	319	0.00%	319
Original LTV	0	319	0.00%	319
Origination Channel	0	319	0.00%	319
Property Type	7	319	2.19%	319
Purpose	1	319	0.31%	319
Representative FICO	1	319	0.31%	319
State	0	319	0.00%	319
Zip	0	319	0.00%	319
Total	71	7,797	0.91%	319